Trade receivables and others (Details) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2020 EUR (€)	Jul. 31, 2019 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Disclosure of financial assets [Line Items]
Other receivables			€ 741	€ 544			€ 108,585
Accrued receivables excluding rebates related to capital expenditures			0	691			5,539
Research tax credit			0	0			13,503
Other tax credits			333	333			538
Prepaid expenses			6,833	5,403			4,211
VAT refund			2,208	1,995			2,807
Trade account receivables			10,585	2,816			2,522
Prepayments made to suppliers			1,114	197			1,264
Refund to be received			0	0			43
Rebate related to capital expenditures			0	6,762		$ 7,580	13,100	$ 15,000
Receivables and others - current			21,815	18,741			152,112
Research tax credit			29,821	16,737			0
Receivables and others - non-current			29,821	16,737			0
Trade receivables and others - excluding rebates related to capital expenditures			51,635	28,716			139,012
Income from research tax credit 2018		€ 13,503
Income from research tax credit 2019				16,737
Income from research tax credit 2020			13,084
Rebate related to capital expenditures			€ 0	6,762		$ 7,580	13,100	15,000
Rebate payment received during period	€ 6,975
Rebate related to capital expenditures, increase (decrease) during period				€ 6,455	$ 7,420
2015 monalizumab agreement, with AstraZeneca
Disclosure of financial assets [Line Items]
Other receivables							87,655	100,000
IPH5201 agreement, with AstraZeneca
Disclosure of financial assets [Line Items]
Other receivables							€ 20,961	$ 24,000